Share-based payments	12 Months Ended
Dec. 31, 2017
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Share-based payments

26. Share-based payments

The Group recognised the following charges in the income statement in respect of its equity-settled share-based payment plans:

All figures in £ millions	2017	2016	2015
Pearson plans	33	22	26

Share based payment charges included in discontinued operations amounted to £nil (2016: £nil, 2015: £3m).

The Group operates the following equity-settled employee option and share plans:

Worldwide Save for Shares Plan Since 1994, the Group has operated a Save-As-You-Earn plan for UK employees. In 1998, the Group introduced a Worldwide Save for Shares Plan. Under these plans, employees can save a portion of their monthly salary over periods of three or five years. At the end of this period, the employee has the option to purchase ordinary shares with the accumulated funds at a purchase price equal to 80% of the market price prevailing at the time of the commencement of the employee’s participation in the plan. Options that are not exercised within six months of the end of the savings period lapse unconditionally.

Employee Stock Purchase Plan In 2000, the Group established an Employee Stock Purchase Plan which allows all employees in the US to save a portion of their monthly salary over six-month periods. At the end of the period, the employee has the option to purchase American Depository Receipts (ADRs) with their accumulated funds at a purchase price equal to 85% of the lower of the market prices prevailing at the beginning or end of the period.

Long-Term Incentive Plan The plan was first introduced in 2001 and consists of restricted shares. The vesting of restricted shares is normally dependent on continuing service over a three to five-year period, and in the case of Executive Directors and senior management upon the satisfaction of corporate performance targets over a three-year period. These targets may be based on market and/or non-market performance criteria. Restricted shares awarded to Executive Directors in September 2017, and to Executive Directors and senior management in May 2016, vest dependent on relative total shareholder return, return on invested capital and earnings per share growth. Restricted shares awarded to senior management in March 2016 and March 2017 vest dependent on earnings per share growth. Other restricted shares awarded in 2016 and 2017 vest depending on continuing service over a three-year period.

Management Incentive Plan The plan was introduced in 2017 combining the Group’s Annual Incentive Plan and Long-Term Incentive Plan for senior management. The number of shares to be granted to participants is dependent on Group performance in the calendar year preceding the date of grant (on the same basis as the Annual Incentive Plan). Subsequently, the shares vest dependent on continuing service over a three-year period, and additionally in the case of Pearson Executive Management upon satisfaction of non market-based performance criteria as determined by the Remuneration Committee. Restricted shares awarded as part of the 2017 Management Incentive Plan will be granted in April 2018.

The number and weighted average exercise prices of share options granted under the Group’s plans are as follows:

	2017		2016
	Number of share options 000s	Weighted average exercise price £	Number of share options 000s	Weighted average exercise price £
Outstanding at beginning of year	2,978	8.14	3,250	9.24
Granted during the year	1,619	5.50	1,544	6.94
Exercised during the year	(9)	7.00	(49)	7.07
Forfeited during the year	(1,451)	8.04	(1,695)	9.14
Expired during the year	(156)	9.09	(72)	8.95

Outstanding at end of year	2,981	6.84	2,978	8.14

Options exercisable at end of year	350	8.18	247	9.06

Options were exercised regularly throughout the year. The weighted average share price during the year was £6.71 (2016: £8.23). Early exercises arising from redundancy, retirement or death are treated as an acceleration of vesting and the Group therefore recognises in the income statement the amount that otherwise would have been recognised for services received over the remainder of the original vesting period.

The options outstanding at the end of the year have weighted average remaining contractual lives and exercise prices as follows:

	2017		2016
Range of exercise prices £	Number of share options 000s	Weighted average contractual life Years	Number of share options 000s	Weighted average contractual life Years
0–5	—	—	—	—
5–10	2,697	2.52	2,548	2.31
>10	284	1.24	430	2.25

	2,981	2.40	2,978	2.31

In 2017 and 2016, options were granted under the Worldwide Save for Shares Plan. The weighted average estimated fair value for the options granted was calculated using a Black-Scholes option pricing model.

The weighted average estimated fair values and the inputs into the Black-Scholes model are as follows:

	2017 Weighted average	2016 Weighted average
Fair value	£1.24	£1.01
Weighted average share price	£6.83	£7.85
Weighted average exercise price	£5.50	£6.94
Expected volatility	34.75%	27.38%
Expected life	3.7 years	3.7 years
Risk-free rate	0.20%	0.58%
Expected dividend yield	7.61%	7.49%
Forfeiture rate	3.2%	3.2%

The expected volatility is based on the historical volatility of the company’s share price over the previous three to seven years depending on the vesting term of the options.

The following shares were granted under restricted share arrangements:

	2017		2016
	Number of shares 000s	Weighted average fair value £	Number of shares 000s	Weighted average fair value £
Long-Term Incentive Plan	6,453	6.61	6,833	8.24

The fair value of shares granted under the Long-Term Incentive Plan that vest unconditionally is determined using the share price at the date of grant. The number of shares expected to vest is adjusted, based on historical experience, to account for potential forfeitures. Participants under the plan are entitled to dividends during the vesting period and therefore the share price is not discounted.

Restricted shares with a market performance condition were valued by an independent actuary using a Monte Carlo model. Restricted shares with a non-market performance condition were fair valued based on the share price at the date of grant. Non-market performance conditions are taken into consideration by adjusting the number of shares expected to vest based on the most likely outcome of the relevant performance criteria.